Note 16 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Statement Line Items [Line Items]
Net interest income	$ 16,885	$ 14,374
Non-interest income	1,381	1,048
Total revenue	18,266	15,422
Provision for (recovery of) credit losses	2	57
Revenue less provision for credit loss	18,264	15,365
Non-interest expenses:
Salaries and benefits	6,083	5,030
General and administrative	3,624	2,339
Premises and equipment	929	718
Noninterest expense	10,636	8,087
Income before income taxes	7,628	7,278
Income tax provision	2,062	1,988
Net income	5,566	5,290
Total assets	2,415,346	2,044,976	$ 2,415,086
Total liabilities	2,078,395	1,785,468	$ 2,082,980
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	(41)	(28)
Total revenue	(41)	(28)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	(41)	(28)
Non-interest expenses:
Salaries and benefits	0	0
General and administrative	(41)	(28)
Premises and equipment	0	0
Noninterest expense	(41)	(28)
Income before income taxes	0	0
Income tax provision	0	0
Net income	0	0
Total assets	(20,588)	(17,420)
Total liabilities	(19,443)	(16,275)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	16,885	14,374
Non-interest income	0	(17)
Total revenue	16,885	14,357
Provision for (recovery of) credit losses	2	57
Revenue less provision for credit loss	16,883	14,300
Non-interest expenses:
Salaries and benefits	5,440	4,698
General and administrative	3,482	2,062
Premises and equipment	582	570
Noninterest expense	9,504	7,330
Income before income taxes	7,379	6,970
Income tax provision	1,961	1,853
Net income	5,418	5,117
Total assets	2,412,167	2,041,784
Total liabilities	2,072,691	1,781,121
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	1,422	1,093
Total revenue	1,422	1,093
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	1,422	1,093
Non-interest expenses:
Salaries and benefits	643	332
General and administrative	183	305
Premises and equipment	347	148
Noninterest expense	1,173	785
Income before income taxes	249	308
Income tax provision	101	135
Net income	148	173
Total assets	23,767	20,612
Total liabilities	$ 25,147	$ 20,622